Income Taxes (Tables)	12 Months Ended
Mar. 31, 2026
Major components of tax expense (income) [abstract]
Schedule of Income Tax Expense

Income tax expense in the consolidated statement of comprehensive income comprises:

	(Dollars in millions)
	Year ended March 31,
	2026	2025	2024
Current taxes
Domestic taxes	977	1,089	768
Foreign taxes	352	346	247
	1,329	1,435	1,015
Deferred taxes
Domestic taxes	(91)	(110)	180
Foreign taxes	(48)	(40)	(18)
	(139)	(150)	162
Income tax expense	1,190	1,285	1,177

Summary of Reconciliation of Income Tax Provision to Amount Computed by Applying Statutory Income Tax Rate to Income Before Income Taxes

A reconciliation of the income tax provision to the amount computed by applying the statutory income tax rate to the income before income taxes is summarized below:

	(Dollars in millions)
	Year ended March 31,
	2026	2025	2024
Profit before income taxes	4,506	4,447	4,346
Enacted tax rates in India	25.17%	25.17%	34.94%
Computed expected tax expense	1,137	1,119	1,519
Tax effect due to non-taxable income for Indian tax purposes	—	—	(363)
Overseas taxes	126	131	136
Tax provision (reversals)	(93)	16	(113)
Effect of differential tax rates	(8)	(9)	(69)
Effect of exempt non-operating income	(1)	(4)	(6)
Effect of unrecognized deferred tax assets	11	19	25
Effect of non-deductible expenses	38	33	20
Others	(20)	(20)	28
Income tax expense	1,190	1,285	1,177

Summary of Expiration of Unused Tax Losses

The following table provides details of expiration of unused tax losses for fiscal 2026:

(Dollars in millions)
Year
2027	15
2028	39
2029	78
2030	51
2031	20
Thereafter	310
Total	513

The following table provides details of expiration of unused tax losses for fiscal 2025:

(Dollars in millions)
Year
2026	25
2027	16
2028	60
2029	80
2030	52
Thereafter	305
Total	538

Summary of Income Tax Assets and Income Tax Liabilities

The following table provides the details of income tax assets and income tax liabilities as of March 31, 2026, and March 31, 2025:

(Dollars in millions)
	As of
	March 31, 2026	March 31, 2025
Income tax assets	263	538
Current income tax liabilities	(594)	(567)
Net current income tax assets / (liabilities) at the end	(331)	(29)

The gross movement in the current income tax assets / (liabilities) for fiscal 2026, 2025 and 2024 is as follows:

	(Dollars in millions)
	Year ended March 31,
	2026	2025	2024
Net current income tax assets / (liabilities) at the beginning	(29)	702	374
Income tax paid (net)	973	662	1,114
Current income tax expense	(1,329)	(1,435)	(1,015)
Interest income on income tax refund	41	39	234
Income tax on other comprehensive income	—	2	—
Income tax benefit arising on exercise of stock options	5	4	—
Tax impact on buyback expenses	2	—	—
Translation differences	6	(3)	(5)
Net current income tax assets / (liabilities) at the end	(331)	(29)	702

Summary of Movement in Gross Deferred Income Tax Assets / Liabilities

The movement in gross deferred income tax assets / liabilities (before set off) for fiscal 2026 is as follows:

					(Dollars in millions)
	Carrying value as of April 1, 2025	Changes through profit and loss	Addition through business combination	Changes through OCI	Translation difference	Carrying value as of March 31, 2026
Deferred income tax assets / (liabilities)
Property, plant and equipment	28	(10)	—	—	(4)	14
Lease liabilities	18	10	—	—	(2)	26
Accrued compensation to employees	9	5	—	—	—	14
Trade receivables	26	(3)	—	—	(2)	21
Compensated absences	83	14	—	—	(8)	89
Post sales client support	8	(3)	—	—	—	5
Credits related to branch profits	93	(7)	—	—	(4)	82
Derivative financial instruments	(4)	17	—	—	1	14
Intangibles	8	1	—	—	—	9
Intangibles arising on business combinations	(80)	20	(5)	—	(5)	(70)
Branch profit tax	(124)	16	—	—	4	(104)
SEZ reinvestment reserve	(168)	61	—	—	13	(94)
Interest receivable on income tax refund	(8)	7	—	—	—	(1)
Others	39	11	1	4	2	57
Total Deferred income tax assets / (liabilities)	(72)	139	(4)	4	(5)	62

The movement in gross deferred income tax assets / liabilities (before set off) for fiscal 2025 is as follows:

					(Dollars in millions)
	Carrying value as of April 1, 2024	Changes through profit and loss	Addition through business combination	Changes through OCI	Translation difference	Carrying value as of March 31, 2025
Deferred income tax assets / (liabilities)
Property, plant and equipment	29	(1)	—	—	—	28
Lease liabilities	24	(5)	—	—	(1)	18
Accrued compensation to employees	7	2	—	—	—	9
Trade receivables	27	(1)	—	—	—	26
Compensated absences	75	9	—	—	(1)	83
Post sales client support	7	1	—	—	—	8
Credits related to branch profits	97	(4)	—	—	—	93
Derivative financial instruments	(2)	(3)	—	1	—	(4)
Intangibles	7	1	—	—	—	8
Intangibles arising on business combinations	(34)	17	(63)	—	—	(80)
Branch profit tax	(129)	5	—	—	—	(124)
SEZ reinvestment reserve	(239)	67	—	—	4	(168)
Interest receivable on income tax refund	(58)	49	—	—	1	(8)
Others	28	13	1	(3)	—	39
Total Deferred income tax assets / (liabilities)	(161)	150	(62)	(2)	3	(72)

The movement in gross deferred income tax assets / liabilities (before set off) for fiscal 2024 is as follows:

					(Dollars in millions)
	Carrying value as of April 1, 2023	Changes through profit and loss	Addition through business combination	Changes through OCI	Translation difference	Carrying value as of March 31, 2024
Deferred income tax assets / (liabilities)
Property, plant and equipment	21	9	—	—	(1)	29
Lease liabilities	27	(3)	—	—	—	24
Accrued compensation to employees	8	(1)	—	—	—	7
Trade receivables	32	(5)	—	—	—	27
Compensated absences	70	6	—	—	(1)	75
Post sales client support	30	(23)	—	—	—	7
Credits related to branch profits	87	10	—	—		97
Derivative financial instruments	—	(1)	—	(1)	—	(2)
Intangibles	7	—	—	—	—	7
Intangibles arising on business combinations	(42)	8	—	—	—	(34)
Branch profit tax	(105)	(24)	—	—		(129)
SEZ reinvestment reserve	(164)	(78)	—	—	3	(239)
Interest receivable on income tax refund	-	(58)	—	—	—	(58)
Others	32	(2)	—	(1)	(1)	28
Total Deferred income tax assets / (liabilities)	3	(162)	—	(2)	—	(161)

The deferred income tax assets and liabilities is as follows:

	(Dollars in millions)
	As of
	March 31, 2026	March 31, 2025
Deferred income tax assets after set off	239	130
Deferred income tax liabilities after set off	(177)	(202)